Segment reporting - Major customers (Details) - customer	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Geographical information
Number of major customers			2	2
Customer A
Geographical information
Revenue percentage	61.00%	61.00%	60.00%	59.00%
Customer B
Geographical information
Revenue percentage	16.00%	18.00%	16.00%	17.00%